Capital stock - Schedule of Shares (Details) - CAD ($)				12 Months Ended
	May 09, 2018	Feb. 26, 2018	Jan. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning balance				$ 6,684,807,000	$ 6,202,626,000
Issued upon exercise of stock options (in shares)				1,942,580	2,737,156
Issued upon exercise of stock options				$ 63,703,000	$ 77,212,000
PSUs exercised				0	0
Purchased and held in trust				(30,740,000)	(24,789,000)
Shares held in trust resold					528,000
Ending balance				6,884,103,000	6,684,807,000
Purchase and cancellation of Class A subordinate voting shares				1,130,255,000	794,076,000
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Beginning balance				213,195,000	194,071,000
Issued upon exercise of stock options				(14,070,000)	(17,340,000)
PSUs exercised				(7,651,000)	(7,439,000)
Shares held in trust resold					24,000
Ending balance				245,577,000	213,195,000
Contributed surplus | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options				(14,070,000)	(17,340,000)
Purchased and held in trust					$ (24,000)
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)				279,370,820	286,959,543
Beginning balance				$ 2,018,592,000	$ 2,054,725,000
Issued upon exercise of stock options (in shares)				1,942,580	2,737,156
Issued upon exercise of stock options				$ 77,773,000	$ 94,552,000
PSUs exercised (in shares)				0	0
PSUs exercised				$ 7,651,000	$ 7,439,000
Purchased and cancelled (in shares)				(12,510,232)	(10,325,879)
Purchased and cancelled				$ (169,299,000)	$ (113,437,000)
Purchased and not cancelled (in shares)					0
Purchased and not cancelled					$ (402,000)
Purchased and held in trust (in shares)				0	0
Purchased and held in trust				$ (30,740,000)	$ (24,789,000)
Shares held in trust resold (in shares)					0
Shares held in trust resold					$ 504,000
Conversion of shares (in shares)					0
Conversion of shares					$ 0
Ending balance (in shares)				268,803,168	279,370,820
Ending balance				$ 1,903,977,000	$ 2,018,592,000
Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)				250,425,114	254,106,795
Beginning balance				$ 1,978,210,000	$ 2,008,892,000
Issued upon exercise of stock options (in shares)				1,942,580	2,737,156
Issued upon exercise of stock options				$ 77,773,000	$ 94,552,000
PSUs exercised (in shares)				0	0
PSUs exercised				$ 7,651,000	$ 7,439,000
Purchased and cancelled (in shares)				(12,510,232)	(10,325,879)
Purchased and cancelled				$ (169,299,000)	$ (113,437,000)
Purchased and not cancelled (in shares)					0
Purchased and not cancelled					$ (402,000)
Purchased and held in trust (in shares)				0	0
Purchased and held in trust				$ (30,740,000)	$ (24,789,000)
Shares held in trust resold (in shares)					0
Shares held in trust resold					$ 504,000
Conversion of shares (in shares)	875,659	3,031,383			3,907,042
Conversion of shares					$ 5,451,000
Ending balance (in shares)				239,857,462	250,425,114
Ending balance				$ 1,863,595,000	$ 1,978,210,000
Shares purchased (in shares)				374,995	372,290
Shares held in trust resold (in shares)				7,711
Capital stock | Class B multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)				28,945,706	32,852,748
Beginning balance				$ 40,382,000	$ 45,833,000
Issued upon exercise of stock options (in shares)				0	0
Issued upon exercise of stock options				$ 0	$ 0
PSUs exercised (in shares)				0	0
PSUs exercised				$ 0	$ 0
Purchased and cancelled (in shares)				0	0
Purchased and cancelled				$ 0	$ 0
Purchased and not cancelled (in shares)					0
Purchased and not cancelled					$ 0
Purchased and held in trust (in shares)				0	0
Purchased and held in trust				$ 0	$ 0
Shares held in trust resold (in shares)					0
Shares held in trust resold					$ 0
Conversion of shares (in shares)	875,659	3,031,383			(3,907,042)
Conversion of shares					$ (5,451,000)
Ending balance (in shares)				28,945,706	28,945,706
Ending balance				$ 40,382,000	$ 40,382,000
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Beginning balance				4,251,424,000	3,794,439,000
Ending balance				$ 4,557,855,000	$ 4,251,424,000
PSUs
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares)				160,694	172,068
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares)				160,694	172,068
PSUs | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares)				875,480	661,179
NCIB | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares)				(7,301,870)	(3,510,700)
Purchased and cancelled				$ 626,075,000	$ 293,671,000
Number of shares authorized for purchase and cancellation (in shares)			20,100,499
NCIB | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled				$ 567,125,000	$ 265,563,000
Caisse de depot | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares)				(5,158,362)	(3,634,729)
Purchased and cancelled				$ 500,000,000	$ 272,842,000
Caisse de depot | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled				$ 389,651,000	$ 195,062,000
Private Agreement - Founder and Executive Chairman of the Board | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ (231,443,000)
Number of shares authorized for purchase and cancellation (in shares)		3,230,450
Private Agreement - Founder and Executive Chairman of the Board | Retained earnings | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ (223,792,000)
Major ordinary share transactions | Capital stock | Class A subordinate shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares)				(50,000)
Purchased and cancelled				$ 402,000
Purchase and cancellation of Class A subordinate voting shares				$ 4,180,000